Term Loans and Revolving Credit Facility (Details) - USD ($)																						2 Months Ended	3 Months Ended					9 Months Ended				12 Months Ended				24 Months Ended	27 Months Ended
	Aug. 24, 2026	Aug. 20, 2025	Aug. 15, 2025	Jul. 25, 2025	May 09, 2025	Feb. 26, 2025	Jan. 06, 2025	Dec. 09, 2024	Nov. 07, 2024	Oct. 25, 2024	Sep. 17, 2024	Aug. 14, 2024	Oct. 06, 2023	Aug. 21, 2023	Mar. 21, 2023	Oct. 18, 2022	Sep. 23, 2022	Aug. 16, 2022	Jun. 21, 2022	Aug. 24, 2021	Jun. 23, 2021	Sep. 30, 2025	Jun. 30, 2027	Sep. 30, 2025		Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2025		Sep. 30, 2024		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2026	Jun. 30, 2026	Aug. 19, 2025	Jul. 11, 2025	Jun. 30, 2025	May 21, 2025	May 08, 2025	Apr. 07, 2025	Mar. 26, 2025	Jan. 03, 2025	Sep. 16, 2024	Mar. 31, 2023	Jan. 12, 2023	Nov. 10, 2022	Sep. 09, 2022	Dec. 19, 2018
Debt Instrument [Line Items]
Liability-classified warrants																						$ 8,500,000		$ 8,500,000				$ 8,500,000
Interest expense																								18,769,000			$ 32,996,000	72,685,000		$ 102,195,000		$ 133,308,000		$ 156,240,000
Warrants issued with the exchange (in Shares)																																							913,692	98,444	52,000		372,268	39,968
Warrant liability																																							$ 248,000	$ 80,000	$ 590,000		$ 67,000	$ 863,000
Repayments of long-term lines of credit																												92,227,000	[1]	94,221,000	[1]	116,746,000		303,034,000
Outstanding balance																						1,311,311,000		1,311,311,000				1,311,311,000				1,530,561,000
Deferred amendment fee					$ 850
Payment For Amendment Fees					150
Loss on extinguishment of debt																								(950,000)			(5,900,000)	(21,643,000)		(5,780,000)		(18,725,000)		(5,409,000)
Accounts receivable, net																																68,653,000		81,956,000
Inventory																						51,010,000		51,010,000				51,010,000				63,004,000
Revolving credit facility																						10,167,000		10,167,000				10,167,000				16,329,000
Telecommunication financings								$ 10,000,000
Loans receivable, at fair value																						55,018,000		55,018,000				55,018,000				90,103,000		532,419,000
Loans receivable - at fair value																						55,018,000		55,018,000				55,018,000				90,103,000
Total securities and other investments owned																						221,900,000		221,900,000				221,900,000				199,358,000		709,398,000
Securities and other investments owned, at fair value																						$ 245,475,000		$ 245,475,000				$ 245,475,000				215,225,000
Amount of unused commitment fees																																$ 688,000		334,000
Debt, weighted average interest rate																						5.60%		5.60%				5.60%				5.62%
Interest expense:																								$ (18,769,000)			(32,996,000)	$ (72,685,000)		(102,195,000)
Securities and other investments owned, at fair value																						$ 315,466,000 [2]		$ 315,466,000	[2]			$ 315,466,000	[2]			$ 282,325,000	[2]	809,049,000
Oaktree Warrants [Member]
Debt Instrument [Line Items]
Exercise price per share (in Dollars per share)																						$ 10		$ 10				$ 10
Warrant liability						$ 7,860,000																$ 7,860,000		$ 7,860,000				$ 7,860,000
Line of Credit [Member]
Debt Instrument [Line Items]
Outstanding balance																						121,924,000		121,924,000				121,924,000				199,429,000
Senior notes payable																						$ 131,576,000		$ 131,576,000				$ 131,576,000				$ 205,569,000
Loans receivable - at fair value																																		532,419,000
Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate																						5.50%		5.50%				5.50%				6.375%
Interest expense																								$ 15,184,000			22,617,000	$ 54,074,000		70,032,000
Warrant liability																						$ 1,848,000		1,848,000				1,848,000
Principal amount																																$ 93,067
Repayments of long-term debt																												115,844,000
Outstanding balance																						1,311,311,000		1,311,311,000				1,311,311,000				1,530,561,000		1,668,021,000
Senior notes payable																						$ 1,311,329,000		$ 1,311,329,000				$ 1,311,329,000				1,530,656,000		1,681,151,000
BRPAC Credit Agreement [Member] | Forecast [Member]
Debt Instrument [Line Items]
Quarterly installments for term loan																							$ 2,377,000													$ 3,169,000
BRPAC Credit Agreement [Member] | United Online Software Development India Private Limited [Member]
Debt Instrument [Line Items]
Covenant, pledged asset percentage																																																			65.00%
BRPAC Credit Agreement [Member] | Magic Jack VocalTec LTD [Member]
Debt Instrument [Line Items]
Covenant, pledged asset percentage																																																			65.00%
BRPAC Amended Credit Agreement [Member] | BRPAC [Member]
Debt Instrument [Line Items]
Covenant, pledged asset percentage							100.00%
BRPAC Amended Credit Agreement [Member] | United Online Software Development India Private Limited [Member]
Debt Instrument [Line Items]
Covenant, pledged asset percentage							65.00%
BRPAC Amended Credit Agreement [Member] | Magic Jack VocalTec LTD [Member]
Debt Instrument [Line Items]
Covenant, pledged asset percentage							65.00%
Subsequent Event [Member]
Debt Instrument [Line Items]
Warrants issued with the exchange (in Shares)																																							98,444	52,000	372,268
Exercise price per share (in Dollars per share)																																							$ 10	$ 10	$ 10
Debt Instrument, extra days financial statement delivery																										15 days
Subsequent Event [Member] | Oaktree Warrants [Member]
Debt Instrument [Line Items]
Warrants issued with the exchange (in Shares)						1,832,290
Exercise price per share (in Dollars per share)						$ 5.14
Subsequent Event [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Principal amount																																							$ 42,838,000	$ 13,000,000	$ 93,067,000			$ 24,611,000
Subsequent Event [Member] | BRPAC Amended Credit Agreement [Member] | BRPAC [Member]
Debt Instrument [Line Items]
Covenant, pledged asset percentage							100.00%
Subsequent Event [Member] | BRPAC Amended Credit Agreement [Member] | United Online Software Development India Private Limited [Member]
Debt Instrument [Line Items]
Covenant, pledged asset percentage							65.00%
Subsequent Event [Member] | BRPAC Amended Credit Agreement [Member] | Magic Jack VocalTec LTD [Member]
Debt Instrument [Line Items]
Covenant, pledged asset percentage							65.00%
Oaktree Credit Agreement [Member] | Oaktree Warrants [Member]
Debt Instrument [Line Items]
Warrants issued with the exchange (in Shares)						1,832,290																1,832,290		1,832,290				1,832,290
Exercise price per share (in Dollars per share)						$ 5.14																$ 5.14		$ 5.14				$ 5.14
Oaktree Credit Agreement [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, term						91 days
Borrowing capacity credit facility						$ 10,000,000
Senior Notes due 2025 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate						6.375%
Senior Notes due 2026 [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Interest rate						5.50%
Term Loan [Member]
Debt Instrument [Line Items]
Warrant liability																						$ 7,860,000		$ 7,860,000				$ 7,860,000
Outstanding balance																																117,292,000		475,056,000
Term loan interest																																$ 23,529,000		$ 11,662,000
Interest rate at period end																																11.52%		11.37%
Amortization of deferred debt issuance costs																																$ 5,799,000		$ 2,916,000
Unamortized debt issuance costs																																5,246,000		18,694,000
Targus/FGI Credit Agreement [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Principal amount																						$ 5,000,000		5,000,000				5,000,000
Targus/FGI Credit Agreement [Member] | Subsequent Event [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Principal amount		$ 10,000,000																																				$ 5,000,000
Lingo Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest expense																											1,370,000	$ 62,000		4,254,000		5,759,000		6,370,000
Amortization of deferred debt issuance costs																																542,000		293,000
Lingo Credit Agreement [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Interest expense																																		14,359
Nomura Credit Agreement [Member]
Debt Instrument [Line Items]
Telecommunication financings								$ 10,000,000
Nomura Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term line of credit											$ 100,000,000
Line of credit facility, remaining borrowing capacity											388,127,000			$ 347,877,000																																$ 469,750,000
Revolving credit facility														342,000,000
Line of credit facility, interest and fee, amount														5,877,000
Dividends, reserve														$ 65,000,000
Quarterly installments for term loan											85,857,000
Outstanding notes payable											85,146,000
Debt instrument, periodic payment, interest											711,000
Debt instrument, loan fees incurred amount											5,869,000
Debt instrument, loan fees incurred included to principal amount											$ 3,523,000
Covenant, pledged asset percentage																																													100.00%
Loans receivable, at fair value																																112,454,000		375,814,000
Loans receivable - at fair value																																90,103,000
Total securities and other investments owned																																228,292,000		$ 786,714,000
Securities and other investments owned, at fair value																																$ 282,325,000
Nomura Credit Agreement [Member] | Adjusted Term SOFR [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate																																7.00%
Nomura Credit Agreement [Member] | Variable Rate Component One [Member] | Adjusted Term SOFR [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate																												7.00%
Nomura Credit Agreement [Member] | Variable Rate Component Two [Member] | Adjusted Term SOFR [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate											6.00%																	6.00%
Nomura Credit Agreement [Member] | Variable Rate Component Two [Member] | Paid-in-Kind Interest [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate											1.50%																	1.50%
Nomura Credit Agreement [Member] | Variable Rate Component Three [Member] | Base Rate [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate											6.00%																	6.00%
Nomura Credit Agreement [Member] | Variable Rate Component Four [Member] | Adjusted Term SOFR [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate											5.00%																	5.00%
Nomura Credit Agreement [Member] | Variable Rate Component Four [Member] | Paid-in-Kind Interest [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate											1.50%																	1.50%
Nomura Credit Agreement [Member] | Subsequent Event [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Covenant, pledged asset percentage																																													100.00%
Fifth Amendment [Member]
Debt Instrument [Line Items]
Interest rate								5.50%
Principal amount								$ 25,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate at period end																																11.37%		11.37%
Amortization of deferred debt issuance costs																																$ 732,000		$ 754,000
Revolving credit facility																																0		74,700,000
Interest payment																																1,420,000		$ 5,908,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest expense																											428,000			1,420,000
Revolving Credit Facility [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Outstanding balance																																117,292,000
Term loan interest																											6,087,000	$ 2,457,000		18,776,000
Net of unamortized debt issue costs																																5,246,000
BRPAC Credit Agreement [Member]
Debt Instrument [Line Items]
Debt instrument, collateral amount																																																			$ 184,587,000
Accounts receivable, net																																																			3,737,000
Inventory																																																			$ 3,325,000
BRPAC Credit Agreement [Member] | Fourth Amendment [Member]
Debt Instrument [Line Items]
Principal amount																			$ 75,000,000
BRPI Acquisition Co LLC [Member] | Term Loan [Member] | BRPAC Credit Agreement [Member]
Debt Instrument [Line Items]
Interest rate																																		8.46%
Interest expense																								$ 1,475,000			825,000	$ 4,626,000		2,800,000
Outstanding balance																																29,774,000		$ 46,421,000
Net of unamortized debt issue costs																																332,000
Interest expense:																																4,262,000
Amortization of deferred debt issuance costs																																$ 332,000
BRPI Acquisition Co LLC [Member] | Term Loan [Member] | Amended BRPAC Credit Agreement [Member]
Debt Instrument [Line Items]
Interest rate at period end																																7.42%
Secured Debt [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Senior notes payable																																																		$ 52,500,000
Secured Debt [Member] | Oaktree Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, term						3 years
Borrowing capacity credit facility						$ 125,000,000
Debt instrument, closing fee																						3.00%		3.00%				3.00%
Debt instrument, exit fee																						5.00%		5.00%				5.00%
Interest expense																								$ 1,330,000				$ 9,089,000
Senior notes payable																						$ 63,576,000		$ 63,576,000				$ 63,576,000
Debt, weighted average interest rate																						12.20%		12.20%				12.20%
Secured Debt [Member] | Oaktree Credit Agreement [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate																												8.00%
Secured Debt [Member] | Oaktree Credit Agreement [Member] | Base Rate [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate																												7.00%
Secured Debt [Member] | Oaktree Credit Agreement [Member] | Subsequent Event [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, term						3 years
Interest rate						8.00%
Debt instrument, closing fee						3.00%
Debt instrument, exit fee						5.00%
Repayments of debt						$ 62,500,000
Principal amount						$ 125,000,000
Secured Debt [Member] | Term Loan [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, term																	5 years
Liability-classified warrants																						$ 11,244,000		$ 11,244,000				$ 11,244,000
Interest expense																																		3,525,000	$ 5,201,000
Principal amount																	$ 148,200,000																														$ 49,890,000	$ 78,296,000
Amortization of deferred debt issuance costs																																		252,000	$ 272,000
Secured Debt [Member] | Term Loan [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate																																6.50%
Secured Debt [Member] | Targus Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, term																5 years
Principal amount																$ 28,000,000
Contributions to cure a financial covenant breach												$ 1,602,000
Debt instrument, repaid, revolver loan advances amount									$ 2,100,000																			2,100,000
Repayments of long-term debt									$ 7,500,000																			7,500,000
Outstanding balance																																$ 0		17,834,000
Debt instrument, collateral amount																						157,006,000		157,006,000				157,006,000				176,643,000
Accounts receivable, net																						36,409,000		36,409,000				36,409,000				39,095,000
Inventory																						48,034,000		48,034,000				48,034,000				$ 57,507,000
Debt issuance costs, gross																																		$ 366,000
Interest rate																																10.45%		10.20%
Secured Debt [Member] | Targus Credit Agreement [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate																5.75%
Secured Debt [Member] | Targus/FGI Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, term		3 years
Secured Debt [Member] | Targus/FGI Credit Agreement [Member] | Subsequent Event [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, term		3 years
Secured Debt [Member] | Lingo Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, term																		5 years
Principal amount																																																	$ 20,500,000	$ 7,500,000
Outstanding balance																																$ 52,363,000		$ 63,153,000
Debt instrument, collateral amount																		$ 228,679,000
Accounts receivable, net																		12,316,000
Senior notes payable																		$ 45,000,000														52,925,000																	$ 73,000,000
Debt issuance costs, gross																																$ 562,000		$ 722,000
Debt, weighted average interest rate																																7.91%
Interest rate at period end																																7.91%		8.70%
Secured Debt [Member] | Lingo Credit Agreement [Member] | Line of Credit [Member] | Forecast [Member]
Debt Instrument [Line Items]
Quarterly installments for term loan																							$ 3,650,000
Secured Debt [Member] | Bebe Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest expense																																$ 2,715,000		$ 680,000
Principal amount													$ 25,000,000							$ 25,000,000
Outstanding balance																																0		22,487,000
Debt issuance costs, gross																																0		$ 638,000
Interest rate																																		11.14%
Amortization of deferred debt issuance costs																																638,000		$ 56,000
Secured Debt [Member] | Bebe Credit Agreement [Member] | Line of Credit [Member] | Forecast [Member]
Debt Instrument [Line Items]
Quarterly installments for term loan																																					$ 313,000
Outstanding notes payable	$ 20,000,000
Secured Debt [Member] | Nomura Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, term														4 years							4 years
Borrowing capacity credit facility														$ 500,000,000							$ 300,000,000
Senior notes payable																																$ 122,538,000
Debt, weighted average interest rate																																11.52%
Secured Debt [Member] | BRPAC Amended Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, term							5 years
Borrowing capacity credit facility							$ 80,000,000															$ 80,000,000		$ 80,000,000				$ 80,000,000
Quarterly installments for term loan																												$ 4,000,000
Line of credit facility, incremental borrowing capacity							$ 40,000,000
Secured Debt [Member] | BRPAC Amended Credit Agreement [Member] | Applicable Margin Rate [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate																												3.25%
Secured Debt [Member] | BRPAC Amended Credit Agreement [Member] | Subsequent Event [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, term							5 years
Borrowing capacity credit facility							$ 80,000,000
Quarterly installments for term loan							4,000,000
Line of credit facility, incremental borrowing capacity							$ 40,000,000
Secured Debt [Member] | BRPAC Amended Credit Agreement [Member] | Subsequent Event [Member] | Applicable Margin Rate [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate							3.25%
Term Loan Credit Facility [Member] | Oaktree Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, term						4 months
Secured loan						$ 35,000,000
Secured Delayed Draw Term Loan [Member] | Oaktree Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt instrument, closing fee																						2.00%		2.00%				2.00%
Secured Delayed Draw Term Loan [Member] | Oaktree Credit Agreement [Member] | Subsequent Event [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, term						4 months
Debt instrument, closing fee						2.00%
Principal amount						$ 35,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate														6.00%
Revolving Credit Facility [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Extinguishment of debt, amount																																$ 17,956,000
Revolving Credit Facility [Member] | Oaktree Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Repayments of debt																												$ 62,500,000
Revolving Credit Facility [Member] | Targus Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, term																5 years
Borrowing capacity credit facility																$ 85,000,000
Deferred amendment fee																						$ 100,000
Revolving Credit Facility [Member] | Targus Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Borrowing capacity credit facility					25,000,000																																					$ 30,000,000
Interest expense																								$ 545,000			987,000	1,337,000		3,432,000		4,234,000		7,303,000
Repayments of long-term lines of credit					2,500,000
Outstanding balance					5,000,000																											16,329,000		43,801,000
Debt instrument, quarterly commitment fees					250,000
Deferred amendment fee					1,000,000																	850,000
Average outstanding amount																												14,179,000		21,023,000		21,418,000		56,704,000
Amount available for borrowings																						0		0				0				5,361,000		1,814,000
Loss on extinguishment of debt																								(950,000)				(950,000)
Senior notes payable																						$ 10,167,000		$ 10,167,000				$ 10,167,000				16,329,000
Amount of unused commitment fees																																957,000		$ 664,000
Extinguishment of debt, amount																																$ 769,000
Debt, weighted average interest rate																						7.41%		7.41%				7.41%				10.39%		8.53%
Revolving Credit Facility [Member] | Targus Credit Agreement [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Deferred amendment fee			$ 100,000
Revolving Credit Facility [Member] | Targus Credit Agreement [Member] | Subsequent Event [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Borrowing capacity credit facility					25,000,000																																					$ 30,000,000
Repayments of long-term lines of credit					2,500,000
Outstanding balance					5,000,000
Deferred amendment fee			$ 850,000	$ 150,000	$ 1,000,000
Revolving Credit Facility [Member] | Targus/FGI Credit Agreement [Member]
Debt Instrument [Line Items]
Borrowing capacity credit facility		$ 30,000,000																				$ 11,406,000		$ 11,406,000				$ 11,406,000
Interest expense																								129,000
Average outstanding amount																								11,090,000
Revolving Credit Facility [Member] | Targus/FGI Credit Agreement [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument [Line Items]
Interest rate																												3.00%
Monthly collateral management fee																												0.003
Revolving Credit Facility [Member] | Targus/FGI Credit Agreement [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate																												5.25%
Revolving Credit Facility [Member] | Targus/FGI Credit Agreement [Member] | Secured Overnight Financing Rate Adjustment [Member]
Debt Instrument [Line Items]
Interest rate																												10.00%
Revolving Credit Facility [Member] | Targus/FGI Credit Agreement [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Borrowing capacity credit facility		30,000,000
Equity contribution from equity holders		$ 5,000,000
Revolving Credit Facility [Member] | Targus/FGI Credit Agreement [Member] | Subsequent Event [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument [Line Items]
Interest rate		3.00%
Monthly collateral management fee		0.003
Revolving Credit Facility [Member] | Targus/FGI Credit Agreement [Member] | Subsequent Event [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Interest rate		5.25%
Revolving Credit Facility [Member] | Targus/FGI Credit Agreement [Member] | Subsequent Event [Member] | Secured Overnight Financing Rate Adjustment [Member]
Debt Instrument [Line Items]
Interest rate		10.00%
Revolving Credit Facility [Member] | Bebe Credit Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, term													5 years							5 years
Revolving Credit Facility [Member] | Bebe Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Repayments of debt										$ 22,188,000
Interest expense																											$ 691,000			$ 2,102,000
Repayments of debt expense										$ 224,000
Revolving Credit Facility [Member] | Nomura Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Debt Instrument, term														4 years							4 years
Secured loan											$ 100,000,000			$ 100,000,000							$ 80,000,000	$ 100,000		$ 100,000				$ 100,000
Revolving Credit Facility [Member] | Nomura Credit Agreement [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument [Line Items]
Interest rate																												6.00%
Delayed Draw Term Loan [Member] | Oaktree Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Repayments of debt																												$ 35,000,000
Credit Parties [Member] | BRPAC Credit Agreement [Member] | United Online Software Development India Private Limited [Member]
Debt Instrument [Line Items]
Covenant, pledged asset percentage																																																			100.00%
City National Bank [Member] | BRPI Acquisition Co LLC [Member] | BRPAC Credit Agreement [Member]
Debt Instrument [Line Items]
Unamortized debt issuance costs																																		$ 429,000
Minimum [Member] | Oaktree Warrants [Member]
Debt Instrument [Line Items]
Warrants issued with the exchange (in Shares)																						98,444		98,444				98,444
Minimum [Member] | Subsequent Event [Member] | Oaktree Warrants [Member]
Debt Instrument [Line Items]
Percentage of fully diluted						6.00%
Minimum [Member] | Oaktree Credit Agreement [Member] | Oaktree Warrants [Member]
Debt Instrument [Line Items]
Percentage of fully diluted						6.00%																6.00%		6.00%				6.00%
Minimum [Member] | Targus/FGI Credit Agreement [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Principal amount																						$ 5,000,000		$ 5,000,000				$ 5,000,000
Minimum [Member] | Nomura Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity											469,750,000
Minimum [Member] | BRPI Acquisition Co LLC [Member] | BRPAC Credit Agreement [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument [Line Items]
Interest rate																			2.75%									2.75%
Debt instrument, average interest rate, duration							30 days															30 days		30 days				30 days
Minimum [Member] | Secured Debt [Member] | Oaktree Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term line of credit																						$ 125,000,000		$ 125,000,000				$ 125,000,000
Minimum [Member] | Secured Debt [Member] | Lingo Credit Agreement [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate																																3.00%
Minimum [Member] | Secured Debt [Member] | BRPAC Amended Credit Agreement [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate																												2.75%
Minimum [Member] | Secured Debt [Member] | BRPAC Amended Credit Agreement [Member] | Subsequent Event [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate							2.75%
Minimum [Member] | Revolving Credit Facility [Member] | Targus Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate																																8.44%		8.45%
Minimum [Member] | Revolving Credit Facility [Member] | Targus Credit Agreement [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate																4.00%												4.00%
Minimum [Member] | Revolving Credit Facility [Member] | Targus Credit Agreement [Member] | Base Rate [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate																3.00%												3.00%
Minimum [Member] | Revolving Credit Facility [Member] | Bebe Credit Agreement [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate															5.50%
Maximum [Member] | Oaktree Warrants [Member]
Debt Instrument [Line Items]
Warrants issued with the exchange (in Shares)																						913,692		913,692				913,692
Maximum [Member] | Subsequent Event [Member] | Oaktree Warrants [Member]
Debt Instrument [Line Items]
Percentage of fully diluted						19.90%
Maximum [Member] | Oaktree Credit Agreement [Member] | Oaktree Warrants [Member]
Debt Instrument [Line Items]
Percentage of fully diluted						19.90%																19.90%		19.90%				19.90%
Maximum [Member] | Targus/FGI Credit Agreement [Member] | Subordinated Debt [Member]
Debt Instrument [Line Items]
Principal amount																						$ 10,000,000		$ 10,000,000				$ 10,000,000
Maximum [Member] | Nomura Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, remaining borrowing capacity											$ 388,127,000
Maximum [Member] | BRPAC Credit Agreement [Member] | Fourth Amendment [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument [Line Items]
Interest rate																			3.50%									3.50%
Maximum [Member] | Secured Debt [Member] | Oaktree Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Long-term line of credit																						$ 62,500,000		$ 62,500,000				$ 62,500,000
Maximum [Member] | Secured Debt [Member] | Lingo Credit Agreement [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate																																3.75%
Maximum [Member] | Secured Debt [Member] | BRPAC Amended Credit Agreement [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate																												3.50%
Maximum [Member] | Secured Debt [Member] | BRPAC Amended Credit Agreement [Member] | Subsequent Event [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate							3.50%
Maximum [Member] | Revolving Credit Facility [Member] | Targus Credit Agreement [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate																																11.25%		11.25%
Maximum [Member] | Revolving Credit Facility [Member] | Bebe Credit Agreement [Member] | Secured Overnight Financing Rate (SOFR) [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Interest rate															6.00%

[1]	Amounts presented contain results from both continuing and discontinued operations. Refer to Note 4 — Discontinued Operations and Assets Held for Sale for additional information regarding cash flow associated with the results of discontinued operations.
[2]	At September 30, 2025, the balance sheet includes cash of $194, securities and other investments owned, at fair value of $666, prepaid and other expenses of $3,795, accrued expenses and other liabilities of $10 and noncontrolling interest of $4,643 of consolidated variable interest entities (Note 2 (o)).